Condensed Financial Information of Registrant Prudential plc	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Registrant Prudential plc
Condensed Financial Information of Registrant Prudential plc

Schedule II

Condensed Financial Information of Registrant Prudential plc

Profit and Loss Accounts (FRS 101 Basis)

Years ended 31 December	2017	2016	2015

	£m	£m	£m
Investment income, including dividends received from subsidiary undertakings	1,757	1,413	1,363
Investment expenses and charges	(414)	(479)	(311)
Other charges:
Corporate expenditure	(217)	(212)	(230)
Foreign currency exchange gains	(10)	3	2

Profit on ordinary activities before tax	1,116	725	824
Tax credit on profit on ordinary activities	119	115	96

Profit for the financial year	1,235	840	920

Other comprehensive income:
Items that will not be reclassified to profit or loss
Actuarial gains recognised in respect of the defined benefit pension scheme	34	4	4
Related tax	(6)	—	—

	28	4	4

Total comprehensive income for the year	1,263	844	924

Schedule II
Condensed Financial Information of Registrant Prudential plc
Statements of Financial Position (FRS 101 Basis)

31 December	2017	2016

	£m	£m
Fixed assets
Investments in subsidiary undertakings	10,798	10,859
Current assets
Debtors:
Amounts owed by subsidiary undertakings	4,732	5,798
Other debtors	5	11
Tax recoverable	40	44
Derivative assets	5	4
Pension asset	71	48
Cash at bank and in hand	143	24

	4,996	5,929

Liabilities: amounts falling due within one year
Commercial paper	(485)	(1,052)
Other borrowings	(600)	—
Derivative liabilities	(443)	(447)
Amounts owed to subsidiary undertakings	(715)	(773)
Tax payable	(10)	(10)
Deferred tax liability	(12)	(9)
Accruals and deferred income	(79)	(72)

	(2,344)	(2,363)

Net current assets	2,652	3,566

Total assets less current liabilities	13,450	14,425

Liabilities: amounts falling due after more than one year
Subordinated liabilities	(5,272)	(5,772)
Debenture loans	(549)	(549)
Other borrowings	—	(599)

	(5,821)	(6,920)

Total net assets	7,629	7,505

Capital and reserves
Share capital	129	129
Share premium	1,948	1,927
Profit and loss account	5,552	5,449

Shareholders' funds	7,629	7,505

Schedule II
Condensed Financial Information of Registrant Prudential plc
Statements of Changes in Equity (FRS 101 basis)

	Share capital	Share premium	Profit and loss account	Total equity

	£m	£m	£m	£m
Balance at 1 January 2015	128	1,908	5,909	7,945
Total comprehensive income for the year
Profit for the year	—	—	920	920
Actuarial gains recognised in respect of the defined benefit pension scheme	—	—	4	4

Total comprehensive income for the year	—	—	924	924
Transactions with owners, recorded directly in equity
New share capital subscribed	—	7	—	7
Share based payment transactions	—	—	7	7
Dividends	—	—	(974)	(974)

Total contributions by and distributions to owners	—	7	(967)	(960)

Balance at 31 December 2015	128	1,915	5,866	7,909

Balance at 1 January 2016	128	1,915	5,866	7,909
Total comprehensive income for the year
Profit for the year	—	—	840	840
Actuarial gains recognised in respect of the defined benefit pension scheme	—	—	4	4

Total comprehensive income for the year	—	—	844	844
Transactions with owners, recorded directly in equity
New share capital subscribed	1	12	—	13
Share based payment transactions	—	—	6	6
Dividends	—	—	(1,267)	(1,267)

Total contributions by and distributions to owners	1	12	(1,261)	(1,248)

Balance at 31 December 2016	129	1,927	5,449	7,505

Balance at 1 January 2017	129	1,927	5,449	7,505
Total comprehensive income for the year
Profit for the year	—	—	1,235	1,235
Actuarial gains recognised in respect of the defined benefit pension scheme	—	—	28	28

Total comprehensive income for the year	—	—	1,263	1,263
Transactions with owners, recorded directly in equity
New share capital subscribed	—	21	—	21
Share based payment transactions	—	—	(1)	(1)
Dividends	—	—	(1,159)	(1,159)

Total contributions by and distributions to owners	—	21	(1,160)	(1,139)

Balance at 31 December 2017	129	1,948	5,552	7,629

Schedule II
Condensed Financial Information of Registrant Prudential plc
Statements of Cash Flows (FRS 101 Basis)

Years ended 31 December	2017	2016	2015

	£m	£m	£m
Operations
Net cash inflow from operating activities before interest and tax	1,534	1,621	1,335
Interest paid	(409)	(339)	(289)
Taxes received	121	105	41
Equity dividends paid	(1,159)	(1,267)	(974)

Net cash inflow before financing	87	120	113

Financing
Issue of ordinary share capital	21	13	7
Issue of borrowings	565	1,227	590
Repayment of borrowings	(751)	—	—
Movement in commercial paper and other borrowings to support a short-term fixed income securities program	(567)	(255)	(299)
Movement in net amount owed by subsidiary undertakings	764	(1,185)	(314)

Net cash inflow (outflow) from financing	32	(200)	(16)

Net cash inflow (outflow) for the year	119	(80)	97

Reconciliation of profit on ordinary activities before tax to net cash inflow from operating activities
Profit on ordinary activities before tax	1,116	725	824
Add back: interest charged	424	371	318
Adjustments for non-cash items:
Fair value adjustments on derivatives	(4)	122	7
Pension scheme	11	6	(7)
Foreign currency exchange and other movements	(27)	404	196
Decrease (increase) in debtors	6	(8)	—
Increase (decrease) in creditors	8	1	(3)

Net cash inflow from operating activities	1,534	1,621	1,335

Schedule II

Condensed Financial Information of Registrant Prudential plc

Notes to the Condensed Financial Statement Schedule

31 December 2017

1 Basis of preparation

The financial statements of the parent company are prepared in accordance with UK Generally Accepted Accounting Practice, including Financial Reporting Standard 101 Reduced Disclosure Framework ('FRS 101'). In preparing these financial statements, the Company applies the recognition and measurement requirements in International Financial Reporting Standards ('IFRS') as issued by the International Accounting Standards Board ('IASB') and endorsed by the EU but makes amendments where necessary in order to comply with the Companies Act 2006.

2 Significant accounting policies

Investments in subsidiary undertakings

Investments in subsidiary undertakings are shown at cost less impairment.

Amounts owed by subsidiary undertakings

Amounts owed by subsidiary undertakings are shown at cost, less provisions.

Derivatives

Derivative financial instruments are held to manage certain macro-economic exposures. Derivative financial instruments are carried at fair value with changes in fair value included in the profit and loss account.

Borrowings

Borrowings are initially recognised at fair value, net of transaction costs, and subsequently accounted for on an amortised cost basis using the effective interest method. Under the effective interest method, the difference between the redemption value of the borrowing and the initial proceeds, net of transaction costs, is amortised through the profit and loss account to the date of maturity or, for subordinated debt, over the expected life of the instrument.

Dividends

Interim dividends are recorded in the period in which they are paid.

Share premium

The difference between the proceeds received on issue of shares and the nominal value of the shares issued is credited to the share premium account.

Foreign currency translation

Assets and liabilities denominated in foreign currencies, including borrowings that have been used to finance or provide a hedge against Group equity investments in overseas subsidiaries, are translated at year end exchange rates. The impact of these currency translations is recorded within the profit and loss account for the year.

Tax

Current tax expense is charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable amounts for the current year. To the extent that losses of an individual UK company are not offset in any one year, they can be carried back for one year or carried forward indefinitely to be offset against profits arising from the same company.

Deferred tax assets and liabilities are recognised in accordance with the provisions of IAS 12, 'Income Taxes'. Deferred tax assets are recognised to the extent that it is regarded as more likely than not that future taxable profits will be available against which these losses can be utilised. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date.

The Group's UK subsidiaries each file separate tax returns. In accordance with UK tax legislation, where one domestic UK company is a 75 per cent owned subsidiary of another UK company or both are 75 per cent owned subsidiaries of a common parent, the companies are considered to be within the same UK tax group. For companies within the same tax group, trading profits and losses arising in the same accounting period may be offset for the purposes of determining current and deferred taxes.

Pensions

The Company assumes a portion of the pension surplus or deficit of the Group's main pension scheme, the Prudential Staff Pension Scheme ('PSPS'). The Company applies the requirements of IAS 19 'Employee Benefit' (as revised in 2011) for the accounting of its interest in the PSPS surplus or deficit.

A pension surplus or deficit is recorded as the difference between the present value of the scheme liabilities and the fair value of the scheme assets. The Company's share of pension surplus is recognised to the extent that the Company is able to recover a surplus either through reduced contributions in the future or through refunds from the scheme.

The assets and liabilities of the defined benefit pension schemes of the Prudential Group are subject to a full triennial actuarial valuation using the projected unit method. Estimated future cash flows are then discounted at a high quality corporate bond yield, adjusted to allow for the difference in duration between the bond index and the pension liabilities, where appropriate, to determine their present value. These calculations are performed by independent actuaries.

The aggregate of the actuarially determined service costs of the currently employed personnel and the net income (interest) on the net scheme assets (liabilities) at the start of the period, is recognised in the profit or loss account. Actuarial gains and losses as a result of the changes in assumptions, experience variances or the return on scheme assets excluding amounts included in the net deferred benefit asset (liability) are recorded in other comprehensive income.

Share-based payments

The Group offers share award and option plans for certain key employees and a Save As You Earn ('SAYE') plan for all UK and certain overseas employees. The share-based payment plans operated by the Group are mainly equity-settled plans with a few cash-settled plans.

Under IFRS 2 'Share-based payment', where the Company, as the parent company, has the obligation to settle the options or awards of its equity instruments to employees of its subsidiary undertakings, and such share-based payments are accounted for as equity-settled in the Group financial statements, the Company records an increase in the investment in subsidiary undertakings for the value of the share options and awards granted with a corresponding credit entry recognised directly in equity. The value of the share options and awards granted is based upon the fair value of the options and awards at the grant date, the vesting period and the vesting conditions.

3 Dividends received from subsidiary undertakings

The parent company received dividends totalling £1,685 million from its consolidated subsidiary undertakings in 2017 (2016: £1,318 million; 2015: £985 million).

4 Reconciliation from the FRS 101 parent company results to the IFRS Group results

The parent company financial statements are prepared in accordance with FRS 101 and the Group financial statements are prepared in accordance with IFRS as issued by the IASB and endorsed by the EU. At 31 December 2017, there were no differences between FRS 101 and IFRS as issued by the IASB and endorsed by the EU in terms of their application to the parent company.

The tables below provide a reconciliation between the FRS 101 parent company results and the IFRS Group results.

	2017	2016	2015

	£m	£m	£m
Profit after tax
Profit for the financial year of the Company (including dividends from subsidiaries) in accordance with FRS 101 and IFRS	1,235	840	920
Share in the IFRS result of the Group, net of distributions to the Company*	1,155	1,081	1,659

Profit after tax of the Group attributable to shareholders in accordance with IFRS	2,390	1,921	2,579

	2017	2016

	£m	£m
Net equity
Shareholders' equity of the Company in accordance with FRS 101 and IFRS	7,629	7,505
Share in the IFRS net equity of the Group*	8,458	7,161

Shareholders' equity of the Group in accordance with IFRS	16,087	14,666

*	The 'share in the IFRS result and net equity of the Group' lines represent the parent company's equity in the earnings and net assets of its subsidiaries and associates.

The profit for the financial year of the parent company in accordance with IFRS includes dividends received in the year from subsidiary undertakings (note 3).

As stated in note 2, under FRS 101, the parent company accounts for its investments in subsidiary undertakings at cost less impairment. For the purpose of this reconciliation, no adjustment is made to the parent company in respect of any valuation adjustments to shares in subsidiary undertakings that would be eliminated on consolidation.

5 Guarantees provided by the parent company

In certain instances the parent company has guaranteed that its subsidiaries will meet their obligations when they fall due for payment.

6 Post balance sheet events

The second interim ordinary dividend for the year ended 31 December 2017, which was approved by the Board of Directors after 31 December 2017, is described in note B6 of the Group financial statements.

Intention to demerge the Group's UK businesses

In March 2018, the Group announced its intention to demerge its UK & Europe business ('M&G Prudential') from Prudential plc, resulting in two separately-listed companies. In preparation for the UK demerger process, Prudential plc intends to transfer the legal ownership of its Hong Kong insurance subsidiaries from The Prudential Assurance Company Limited (M&G Prudential's UK regulated insurance entity) to Prudential Corporation Asia Limited, which is expected to complete by the end of 2019.

Sale of £12.0 billion* UK annuity portfolio

In March 2018, M&G Prudential also announced the sale of £12.0 billion* of its shareholder annuity portfolio to Rothesay Life. Under the terms of the agreement, M&G Prudential has reinsured £12.0 billion* of liabilities to Rothesay Life, which is expected to be followed by a Part VII transfer of the portfolio by the end of 2019. Further details are set out in the 'Corporate Transactions' section within 'Explanation of Performance and Other Financial Measures'.

* Relates to £12.0 billion of IFRS shareholder annuity liabilities, valued as at 31 December 2017.